NOTES PAYABLE - BANKS	6 Months Ended
Jun. 30, 2018
Notes Payable - Banks
NOTES PAYABLE - BANKS
NOTE 6 – NOTES PAYABLE – BANKS

United States

The Company was a party to a credit facility with a commercial lender, which provided it with up to $8,500 in borrowings subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder. Borrowings under the credit facility were secured by the Company’s accounts receivable, unbilled receivables, equipment, cash and the $1,000 letter of credit that was provided to the lender by an entity related to the Company’s main shareholder.

In December 2017, the Company amended the credit facility agreement to reduce the amount of the letter of credit provided as security to the lender by an entity related to the Company’s main shareholder, from $1,000 to $700. In April 2018, the letter of credit was reduced to $500.

As of June 30, 2018 and December 31, 2017, the company was in compliance with all required debt covenants.

In October 2018, the Company amended the credit facility agreement to increase the borrowing amount up tp $10,000. The expiration date of the credit facility agreement is October 2021.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.375%) plus 4.25% per annum (6.34% as of June 30, 2018).

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

Europe

In January 2016, the Company replaced it’s line of credit arrangement with the same commercial bank, to provide it with up to €10,000 ($11,644 as of June 30, 2018) in borrowings until further notice. Borrowings under the line of credit bear interest at one month EURIBOR plus 3.5% with a minimum of 3.25% per annum (3.35% as of June 30, 2018).

The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of four of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. In December 2016, the Company and the same commercial bank agreed under the same terms and conditions to raise the existing line of credit to €12,000 ($13,973 as of June 30, 2018). As of June 30, 2018 the Company had €7,484 ($8,714 as of June 30, 2018) in outstanding borrowings under the line of credit arrangement.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,911 as of June 30, 2018) is provided to the Company by the same commercial bank. As of June 30, 2018 the Company had €2,074 ($2,415 as of June 30, 2018) of outstanding guarantees under the guarantee facility.

The Company evaluated the terms of the amendments and concluded that they do not constitute a substantive modification.